UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-07811

Exact name of registrant as specified in charter:	Jennison U.S. Emerging Growth Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	10/31/2006

Date of reporting period:	4/30/2006

Item 1 – Reports to Stockholders

Jennison U.S. Emerging Growth Fund, Inc.

APRIL 30, 2006	SEMIANNUAL REPORT

FUND TYPE

Small- to mid-capitalization stock

OBJECTIVE

Long-term capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2006, were not audited, and accordingly, no auditor’s opinion is expressed on them.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

June 16, 2006

Dear Shareholder:

We hope you find the semiannual report for the Jennison U.S. Emerging Growth Fund informative and useful. As a JennisonDryden mutual fund shareholder, you may be thinking about where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

Instead, we believe it is better to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two potential advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds covering all the basic asset classes and that reflects your personal investor profile and tolerance for risk.

JennisonDryden Mutual Funds gives you a wide range of choices that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of three leading asset managers. They are recognized and respected in the institutional market and by discerning investors for excellence in their respective strategies. JennisonDryden equity funds are advised by Jennison Associates LLC and Quantitative Management Associates LLC (QMA). Prudential Investment Management, Inc. (PIM) advises the JennisonDryden fixed income and money market funds. Jennison Associates, QMA, and PIM are registered investment advisors and Prudential Financial companies.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

Jennison U.S. Emerging Growth Fund, Inc.

Jennison U.S. Emerging Growth Fund, Inc.	1

Your Fund’s Performance

Fund objective

The investment objective of the Jennison U.S. Emerging Growth Fund, Inc. is long-term capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares).

Cumulative Total Returns[1] as of 4/30/06
	Six months	One Year	Five Years	Since Inception[2]
Class A	19.76%	42.18%	30.40%	192.19%
Class B	19.34	41.12	25.64	172.12
Class C	19.34	41.12	25.64	172.12
Class R	19.63	N/A	N/A	29.89
Class Z	19.95	42.51	32.01	198.77
S&P MidCap 400 Index[3]	15.26	28.32	66.45	***
Russell Midcap Growth Index[4]	15.18	28.27	32.40	****
Lipper Mid-Cap Growth Funds Avg.[5]	16.41	30.46	24.56	*****
Russell Midcap Index[6]	14.35	26.42	67.35	******

Average Annual Total Returns[1] as of 3/31/06
		One Year	Five Years	Since Inception[2]
Class A		25.31%	6.53%	11.42%
Class B		26.62	6.79	11.25
Class C		30.62	6.95	11.25
Class R		N/A	N/A	N/A
Class Z		32.98	8.01	12.37
S&P MidCap 400 Index[3]		21.62	12.75	***
Russell Midcap Growth Index[4]		22.68	8.99	****
Lipper Mid-Cap Growth Funds Avg.[5]		23.66	6.46	*****
Russell Midcap Index[6]		21.54	12.52	******

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class R and Class Z shares are not subject to a sales charge.

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1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns take into account applicable sales charges. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and expense reimbursements, the returns for the share classes would have been lower. Class A, Class B, Class C, and Class R shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, and 0.75%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

2Inception dates: Class A, Class B, Class C, and Class Z, 12/31/96; Class R, 6/3/05. The Since Inception returns for the S&P MidCap 400 Index, (S&P MidCap 400 Index) Russell Midcap Growth Index, and the Lipper Mid-Cap Growth Funds Average (Lipper Average) are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

3The S&P MidCap 400 Index is an unmanaged index of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It gives a broad look at how U.S. mid-cap stock prices have performed.

4The Russell Midcap Growth Index is an unmanaged index that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values.

5The Lipper Average represents returns based on an average return of all funds in the Lipper Mid-Cap Growth Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Mid-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P MidCap 400 Index.

6The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index.

***S&P MidCap 400 Index Closest Month-End to Inception cumulative total returns as of 4/30/2006 are 250.17% for Class A, Class B, Class C, and Class Z; and 21.03% for Class R. S&P MidCap 400 Index Closest Month-End to Inception average annual total returns as of 3/31/2006 are 14.34% for Class A, Class B, Class C, and Class Z. Average Annual Since Inception returns are not shown for Class R shares because this share class has been in existence less than 12 months.

****Russell Midcap Growth Index Closest Month-End to Inception cumulative total returns as of 4/30/2006 are 123.17% for Class A, Class B, Class C, and Class Z; and 21.33% for Class R. Russell Midcap Growth Index Closest Month-End to Inception average annual total returns as of 3/31/2006 are 9.02% for Class A, Class B, Class C, and Class Z. Average Annual Since Inception returns are not shown for Class R shares because this share class has been in existence less than 12 months.

*****Lipper Average Closest Month-End to Inception cumulative total returns as of 4/30/2006 are 116.58% for Class A, Class B, Class C, and Class Z; and 22.81% for Class R. Lipper Average Closest Month-End to Inception average annual total returns as of 3/31/2006 are 8.24% for Class A, Class B, Class C, and Class Z. Average Annual Since Inception returns are not shown for Class R shares because this share class has been in existence less than 12 months.

******Russell Midcap Index Closest Month-End to Inception cumulative total returns as of 4/30/2006 are 195.56% for Class A, Class B, Class C, and Class Z; and 20.64% for Class R. Russell Midcap Index Closest Month-End to Inception average annual total returns as of 3/31/2006 are 12.34% for Class A, Class B, Class C, and Class Z. Average Annual Since Inception returns are not shown for Class R shares because this share class has been in existence less than 12 months.

Investors cannot invest directly in an index. The S&P MidCap 400 Index and the Russell Midcap Growth Index do not bear sales charges, operating expenses of a mutual fund, or deductions for taxes. Returns for these indexes would be lower if they were subject to these deductions. Returns for the Lipper Average reflect the deduction of mutual fund operating expenses, but not sales charges or taxes.

Jennison U.S. Emerging Growth Fund, Inc.	3

Your Fund’s Performance (continued)

Five Largest Holdings expressed as a percentage of net assets as of 4/30/06
NII Holdings, Inc., Wireless Telecommunication Services	3.1%
Quest Diagnostics, Inc., Health Care Providers & Services	2.2
Fisher Scientific International, Inc., Life Sciences, Tools & Services	2.1
Amdocs Ltd., Software	2.0
Grant Prideco, Inc., Energy Equipment & Services	2.0

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 4/30/06
Commercial Services & Supplies	10.3%
Health Care Providers & Services	7.7
Energy Equipment & Services	7.0
Software	7.0
Semiconductors & Semiconductor Equipment	6.6

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2005, at the beginning of the period, and held through the six-month period ended April 30, 2006.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden or Strategic Partners Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and

Jennison U.S. Emerging Growth Fund, Inc.	5

Fees and Expenses (continued)

expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Jennison U.S. Emerging Growth Fund, Inc.		Beginning Account Value November 1, 2005	Ending Account Value April 30, 2006	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000.00	$1,197.60	1.15%	$6.27
	Hypothetical	$1,000.00	$1,019.09	1.15%	$5.76

Class B	Actual	$1,000.00	$1,193.40	1.90%	$10.33
	Hypothetical	$1,000.00	$1,015.37	1.90%	$9.49

Class C	Actual	$1,000.00	$1,193.40	1.90%	$10.33
	Hypothetical	$1,000.00	$1,015.37	1.90%	$9.49

Class R	Actual	$1,000.00	$1,196.30	1.40%	$7.62
	Hypothetical	$1,000.00	$1,017.85	1.40%	$7.00

Class Z	Actual	$1,000.00	$1,199.50	0.90%	$4.91
	Hypothetical	$1,000.00	$1,020.33	0.90%	$4.51

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2006, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2006 (to reflect the six-month period).

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Portfolio of Investments

as of April 30, 2006 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 95.7%
COMMON STOCKS

Air Freight & Logistics 1.1%
247,100	UTI Worldwide, Inc.	$7,707,049

Biotechnology 1.8%
347,100	ImClone Systems, Inc.(a)(b)	12,530,310

Capital Markets 5.7%
449,300	Eaton Vance Corp.	12,791,571
158,200	Lazard Ltd. (Class A)(b)	7,024,080
180,000	Nuveen Investments, Inc. (Class A)(b)	8,661,600
558,200	TD Ameritrade Holding Corp.(b)	10,360,192

		38,837,443

Chemicals 3.0%
273,000	Ecolab, Inc.	10,319,400
123,200	Monsanto Co.	10,274,880

		20,594,280

Commercial Services & Supplies 10.3%
61,000	Administaff, Inc.	3,522,750
658,800	Allied Waste Industries, Inc.(a)(b)	9,328,608
380,100	ARAMARK Corp. (Class B)(b)	10,684,611
304,100	Choice Point, Inc.(a)(b)	13,389,523
126,600	Iron Mountain, Inc.(a)(b)	4,950,060
199,400	Monster Worldwide, Inc.(a)(b)	11,445,560
115,300	Paychex, Inc.	4,656,967
121,900	Robert Half International, Inc.	5,152,713
111,100	Stericycle, Inc.(a)	7,314,824

		70,445,616

Communications Equipment 2.6%
577,200	Avaya, Inc.(a)	6,926,400
487,300	Comverse Technology, Inc.(a)(b)	11,037,345

		17,963,745

Computers & Peripherals 1.1%
193,700	Avid Technology, Inc.(a)(b)	7,467,135

Diversified Consumer Services 0.5%
262,300	Servicemaster Co. (The)	3,158,092

See Notes to Financial Statements.

Jennison U.S. Emerging Growth Fund, Inc.	7

Portfolio of Investments

as of April 30, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Electrical Equipment 1.4%
196,400	Ametek, Inc.(b)	$9,676,628

Electronic Equipment & Instruments 3.4%
178,200	Amphenol Corp. (Class A)	10,299,960
310,800	Insight Enterprises, Inc.(a)	6,144,516
195,900	Tektronix, Inc.	6,919,188

		23,363,664

Energy Equipment & Services 7.0%
264,900	Grant Prideco, Inc.(a)	13,562,880
117,600	National-Oilwell Varco, Inc.(a)	8,110,872
350,200	Pride International, Inc.(a)	12,218,478
98,000	Todco (Class A)	4,495,260
177,700	Weatherford International Ltd.(a)(b)	9,405,661

		47,793,151

Food Products 1.0%
312,100	ConAgra Foods, Inc.	7,078,428

Health Care Equipment & Supplies 4.7%
182,800	Bausch & Lomb, Inc.(b)	8,948,060
95,600	DENTSPLY International, Inc.	5,704,452
241,900	Resmed, Inc.(a)	10,437,985
190,900	Respironics, Inc.(a)	6,990,758

		32,081,255

Health Care Providers & Services 7.7%
234,800	DaVita, Inc.(a)	13,209,848
249,100	Medco Health Solutions, Inc.(a)	13,259,593
197,300	Omnicare, Inc.(b)	11,188,883
267,800	Quest Diagnostics, Inc.	14,924,494

		52,582,818

Health Care Technology 0.7%
124,800	Cerner Corp.(a)(b)	4,948,320

Hotels, Restaurants & Leisure 1.6%
273,900	Hilton Hotels Corp.	7,378,866
49,600	Panera Bread Co. (Class A)(a)	3,679,328

		11,058,194

Insurance 0.7%
151,500	Axis Capital Holdings Ltd.	4,517,730

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

Internet & Catalog Retail 0.7%
286,300	GSI Commerce, Inc.(a)(b)	$5,007,387

Internet Software & Services 2.8%
183,500	Digital River, Inc.(a)(b)	7,989,590
165,400	Equinix, Inc.(a)(b)	10,899,860

		18,889,450

IT Services 0.6%
81,900	CheckFree Corp.(a)(b)	4,411,953

Life Sciences, Tools & Services 3.2%
199,900	Fisher Scientific International, Inc.(a)(b)	14,102,945
114,000	Invitrogen Corp.(a)	7,525,140

		21,628,085

Machinery 1.7%
166,500	Danaher Corp.(b)	10,674,315
24,100	IDEX Corp.	1,224,280

		11,898,595

Media 2.2%
157,000	E.W. Scripps Co. (The)(Class A)	7,234,560
386,600	Regal Entertainment Group (Class A)(b)	8,126,332

		15,360,892

Metals & Mining 4.2%
70,100	Arch Coal, Inc.	6,658,799
311,900	Goldcorp, Inc.(b)	10,953,928
310,900	Harmony Gold Mining Co. Ltd. (ADR) (South Africa)(a)(b)	5,223,120
155,000	Massey Energy Corp.(b)	5,990,750

		28,826,597

Oil, Gas & Consumable Fuels 2.2%
123,200	Noble Energy, Inc.	5,541,536
263,600	Southwestern Energy Co.(a)	9,494,872

		15,036,408

Pharmaceuticals 1.8%
167,400	Endo Pharmaceuticals Holdings, Inc.(a)	5,264,730
139,600	Kos Pharmaceuticals, Inc.(a)	6,756,640

		12,021,370

See Notes to Financial Statements.

Jennison U.S. Emerging Growth Fund, Inc.	9

Portfolio of Investments

as of April 30, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Real Estate 0.8%
275,500	Host Hotels & Resorts, Inc.(b)	$5,791,010

Semiconductors & Semiconductor Equipment 6.6%
185,100	Broadcom Corp. (Class A)(a)	7,609,461
752,200	Integrated Device Technology, Inc.(a)(b)	11,448,484
319,300	Intersil Corp. (Class A)	9,454,473
82,300	Marvell Technology Group Ltd.(a)	4,698,507
141,100	Maxim Integrated Products, Inc.	4,975,186
409,300	Teradyne, Inc.(a)(b)	6,900,798

		45,086,909

Software 7.0%
294,616	Adobe Systems, Inc.(a)	11,548,947
366,700	Amdocs Ltd.(a)	13,641,240
682,700	BEA Systems, Inc.(a)	9,045,775
172,500	Business Objects SA (ADR) (France)(a)(b)	5,576,925
205,700	Citrix Systems, Inc.(a)	8,211,544

		48,024,431

Specialty Retail 3.1%
101,600	Abercrombie & Fitch Co. (Class A)	6,170,168
138,300	Advance Auto Parts, Inc.	5,562,426
137,500	Urban Outfitters, Inc.(a)	3,190,000
143,600	Williams-Sonoma, Inc.(b)	6,012,532

		20,935,126

Wireless Telecommunication Services 4.5%
285,500	American Tower Corp. (Class A)(a)	9,746,970
348,600	NII Holdings, Inc.(a)(b)	20,881,140

		30,628,110

	Total long-term investments (cost $526,582,835)	655,350,181

SHORT-TERM INVESTMENT 32.6%

Affiliated Money Market Mutual Fund
	Dryden Core Investment Fund - Taxable Money Market Series
223,175,303	(cost $223,175,303; includes $195,791,265 of cash collateral received for securities on loan; Note 3)(c)(d)	223,175,303

	Total Investments 128.3% (cost $749,758,138; Note 5)	878,525,484
	Liabilities in excess of other assets (28.3%)	(193,898,074)

	Net Assets 100%	$684,627,410

See Notes to Financial Statements.

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ADR—American Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $190,733,352; cash collateral of $195,791,265 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund - Taxable Money Market Series.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2006 were as follows:

Affiliated Money Market Mutual Fund (including 28.6% of collateral received for securities on loan)	32.6%
Commercial Services & Supplies	10.3
Health Care Providers & Services	7.7
Energy Equipment & Services	7.0
Software	7.0
Semiconductors & Semiconductor Equipment	6.6
Capital Markets	5.7
Health Care Equipment & Supplies	4.7
Wireless Telecommunication Services	4.5
Metals & Mining	4.2
Electronic Equipment & Instruments	3.4
Life Sciences, Tools & Services	3.2
Specialty Retail	3.1
Chemicals	3.0
Internet Software & Services	2.8
Communications Equipment	2.6
Media	2.2
Oil, Gas and Consumable Fuels	2.2
Biotechnology	1.8
Pharmaceuticals	1.8
Machinery	1.7
Hotels, Restaurants & Leisure	1.6
Electrical Equipment	1.4
Air Freight & Logistics	1.1
Computers & Peripherals	1.1
Food Products	1.0
Real Estate	0.8
Health Care Technology	0.7
Insurance	0.7
Internet & Catalog Retail	0.7
IT Services	0.6
Diversified Consumer Services	0.5

128.3
Liabilities in excess of other assets	(28.3)

100.0%

See Notes to Financial Statements.

Jennison U.S. Emerging Growth Fund, Inc.	11

Statement of Assets and Liabilities

as of April 30, 2006 (Unaudited)

Assets
Investments at value, including securities on loan of $190,733,352:
Unaffiliated investments (cost $526,582,835)	$655,350,181
Affiliated investments (cost $223,175,303)	223,175,303
Receivable for investments sold	5,971,644
Receivable for Fund shares sold	1,460,475
Dividends receivable	207,215
Prepaid expenses	821

Total assets	886,165,639

Liabilities
Payable to broker for collateral for securities on loan (Note 4)	195,791,265
Payable for investments purchased	3,358,282
Payable for Fund shares reacquired	1,133,485
Transfer agent fee payable	414,657
Management fee payable	332,350
Accrued expenses	268,789
Distribution fee payable	192,775
Payable to custodian	44,414
Deferred directors’ fees	2,212

Total liabilities	201,538,229

Net Assets	$684,627,410

Net assets were comprised of:
Common stock, at par	$31,223
Paid-in capital in excess of par	677,515,118

677,546,341
Accumulated net investment loss	(38,582)
Accumulated net realized loss on investments	(121,647,695)
Net unrealized appreciation on investments	128,767,346

Net assets, April 30, 2006	$684,627,410

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($360,302,395 ÷ 16,245,055 shares of common stock issued and outstanding)	$22.18
Maximum sales charge (5.50% of offering price)	1.29

Maximum offering price to public	$23.47

Class B
Net asset value, offering price and redemption price per share ($110,563,804 ÷ 5,396,107 shares of common stock issued and outstanding)	$20.49

Class C
Net asset value, offering price and redemption price per share ($36,973,128 ÷ 1,804,042 shares of common stock issued and outstanding)	$20.49

Class R
Net asset value, offering price and redemption price per share ($3,251 ÷ 147 shares of common stock issued and outstanding)	$22.12

Class Z
Net asset value, offering price and redemption price per share ($176,784,832 ÷ 7,777,341 shares of common stock issued and outstanding)	$22.73

See Notes to Financial Statements.

Jennison U.S. Emerging Growth Fund, Inc.	13

Statement of Operations

Six Months Ended April 30, 2006 (Unaudited)

Net Investment Loss
Income
Unaffiliated dividend income (net of foreign withholding taxes of $4,089)	$3,109,843
Affiliated dividend income	655,654
Affiliated income from securities loaned, net	176,589

Total income	3,942,086

Expenses
Management fee	1,894,224
Distribution fee—Class A	413,084
Distribution fee—Class B	542,624
Distribution fee—Class C	171,358
Distribution fee—Class R	8
Transfer agent’s fees and expenses (including affiliated expenses of $621,000) (Note 3)	702,000
Reports to shareholders	93,000
Custodian’s fees and expenses	61,000
Registration fees	34,000
Legal fees and expenses	23,000
Insurance	15,000
Directors’ fees	10,000
Audit fee	9,000
Miscellaneous	10,158

Total expenses	3,978,456

Net investment loss	(36,370)

Realized And Unrealized Gain On Investments
Net realized gain on investment transactions	77,517,143
Net change in unrealized appreciation on investments	33,575,072

Net gain on investments	111,092,215

Net Increase In Net Assets Resulting From Operations	$111,055,845

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended April 30, 2006	Year Ended October 31, 2005
Increase In Net Assets
Operations
Net investment loss	$(36,370)	$(5,060,651)
Net realized gain on investments and foreign currency transactions	77,517,143	83,104,475
Net change in unrealized appreciation on investments	33,575,072	24,670,796

Net increase in net assets resulting from operations	111,055,845	102,714,620

Fund share transactions (net of share conversions) (Note 6)
Net proceeds from shares sold	99,040,997	116,674,581
Cost of shares reacquired	(82,430,921)	(194,769,949)

Net increase (decrease) in net assets from Fund share transactions	16,610,076	(78,095,368)

Total increase	127,665,921	24,619,252

Net Assets
Beginning of period	556,961,489	532,342,237

End of period	$684,627,410	$556,961,489

See Notes to Financial Statements.

Jennison U.S. Emerging Growth Fund, Inc.	15

Notes to Financial Statements

(Unaudited)

Jennison U.S. Emerging Growth Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as a diversified, open-end, management investment company. The Fund was incorporated in Maryland on August 23, 1996. The Fund issued 2,500 shares each of Class A, Class B, Class C and Class Z common stock for $100,000 on October 21, 1996 to Prudential Investments, LLC, (“PI” or “Manager”). Investment operations commenced on December 31, 1996.

The Fund’s investment objective is to achieve long-term capital appreciation. It invests primarily in equity securities of small and medium-sized U.S. companies, which will generally have a market capitalization less than the largest capitalization of the Standard & Poor’s Mid-Cap 400 Stock Index, with the potential for above average growth.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers

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or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Funds’ normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than 60 days are valued at current market quotations.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current daily rate of exchange.

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes

Jennison U.S. Emerging Growth Fund, Inc.	17

Notes to Financial Statements

(Unaudited) Cont’d

in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Options: The Fund may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates with respect to securities or currencies which the Fund currently owns or intends to purchase.

The Fund’s principal reason for writing options is to realize, through receipt of premiums, greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the options.

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options

18	Visit our website at www.jennisondryden.com

is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on written options transactions.

The Fund, as writer of an option, has no control over whether the underlying securities or currencies may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. The Fund, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal, at all times, to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gains or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains and losses on sales of portfolio securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discounts on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis.

Net investment income or loss, (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net

Jennison U.S. Emerging Growth Fund, Inc.	19

Notes to Financial Statements

(Unaudited) Cont’d

investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the cost of compensation of officers and employees of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly, at an annual rate of .60 of 1% of the Fund’s average daily net assets up to $1 billion and .55 of 1% of the average daily net assets in excess of $1 billion. The effective management fee rate was .60 of 1% for the six months ended April 30, 2006.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually

20	Visit our website at www.jennisondryden.com

incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B, C and R Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, 1%, 1% and .75% of 1% of the average daily net assets of the Class A, B, C and R shares, respectively. PIMS contractually agreed to limit such fees to .25 of 1% and .50% of 1% of the average daily net assets of Class A and Class R shares, respectively.

PIMS has advised the Fund that it received approximately $173,000 in front-end sales charges resulting from sales of Class A shares during the six months ended April 30, 2006. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended April 30, 2006, it received approximately $64,300 and $1,300 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA would be incurred at market rates. The Fund pays a commitment fee of .0725 of 1% of the unused portion of the renewed SCA. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro-rata based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the renewed SCA is October 27, 2006. The Fund did not borrow any amounts pursuant to the SCA during the six months ended April 30, 2006.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund

Jennison U.S. Emerging Growth Fund, Inc.	21

Notes to Financial Statements

(Unaudited) Cont’d

transactions through a national clearing system. First Clearing Corporation, an affiliate of PI, serves as broker/dealer. For the six months ended April 30, 2006, the Fund incurred approximately $112,600 in total networking fees. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

Prudential Investment Management, Inc., (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For the six months ended April 30, 2006, PIM has been compensated approximately $75,500 for these services.

For the six months ended April 30, 2006, Prudential Equity Group, LLC, an indirect wholly-owned subsidiary of Prudential earned approximately $2,400 in broker commissions from portfolio transactions executed on behalf of the Fund.

The Fund invests in the Taxable Money Market Series (the “Portfolio”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended April 30, 2006 were $295,488,138 and $279,646,388, respectively.

As of April 30, 2006, the Fund had securities on loan with an aggregate market value of $190,733,352. The Fund received $195,791,265 in cash as collateral for securities on loan which was used to purchase highly liquid short-term investments in accordance with the Fund’s securities lending procedures.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2006 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$750,768,128	$139,139,023	$(11,381,667)	$127,757,356

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The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales.

As of October 31, 2005, the Fund had a capital loss carryforward for tax purposes of approximately $198,229,000 which expires in 2010. Approximately $83,925,000 of its capital loss carryforward was used to offset net taxable gains realized in the fiscal year ended October 31, 2005. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward. It is uncertain whether the Fund will be able to realize the full benefit prior to the expiration date.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class R and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.5%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential Financial, Inc. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares purchased are not subject to an initial sales charge and the CDSC for Class C shares will be 12 months from the date of purchase. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 2 billion shares of $.001 par value common stock authorized divided into five classes, designated Class A, Class B, Class C, Class R and Class Z, which consists of 1 billion, 500 million, 300 million, 100 million and 100 million authorized shares, respectively.

Jennison U.S. Emerging Growth Fund, Inc.	23

Notes to Financial Statements

(Unaudited) Cont’d

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2006:
Shares sold	2,419,591	$50,466,574
Shares reacquired	(2,085,889)	(43,644,851)

Net increase (decrease) in shares outstanding before conversion	333,702	6,821,723
Shares issued upon conversion from Class B	309,597	6,430,307

Net increase (decrease) in shares outstanding	643,299	$13,252,030

Year ended October 31, 2005:
Shares sold	3,499,224	$60,094,027
Shares reacquired	(5,582,038)	(95,074,141)

Net increase (decrease) in shares outstanding before conversion	(2,082,814)	(34,980,114)
Shares issued upon conversion from Class B	1,133,114	19,602,520

Net increase (decrease) in shares outstanding	(949,700)	$(15,377,594)

Class B
Six months ended April 30, 2006:
Shares sold	244,946	$4,733,771
Shares reacquired	(530,056)	(10,179,862)

Net increase (decrease) in shares outstanding before conversion	(285,110)	(5,446,091)
Shares reacquired upon conversion into Class A	(334,469)	(6,430,307)

Net increase (decrease) in shares outstanding	(619,579)	$(11,876,398)

Year ended October 31, 2005:
Shares sold	357,407	$5,607,955
Shares reacquired	(1,633,055)	(25,780,312)

Net increase (decrease) in shares outstanding before conversion	(1,275,648)	(20,172,357)
Shares reacquired upon conversion into Class A	(1,217,319)	(19,602,520)

Net increase (decrease) in shares outstanding	(2,492,967)	$(39,774,877)

Class C
Six months ended April 30, 2006:
Shares sold	248,461	$4,841,273
Shares reacquired	(256,640)	(4,939,500)

Net increase (decrease) in shares outstanding	(8,179)	$(98,227)

Year ended October 31, 2005:
Shares sold	249,797	$3,956,839
Shares reacquired	(681,813)	(10,822,496)

Net increase (decrease) in shares outstanding	(432,016)	$(6,865,657)

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Class R	Shares	Amount
Six months ended April 30, 2006:
Shares sold	—	$—
Shares reacquired	—	—

Net increase (decrease) in shares outstanding	—	$—

June 3, 2005* through October 31, 2005:
Shares sold	147	$2,500
Shares reacquired	—	—

Net increase (decrease) in shares outstanding	147	$2,500

Class Z
Six months ended April 30, 2006:
Shares sold	1,823,828	$38,999,379
Shares reacquired	(1,099,780)	(23,666,708)

Net increase (decrease) in shares outstanding	724,048	$15,332,671

Year ended October 31, 2005:
Shares sold	2,688,718	$47,013,260
Shares reacquired	(3,686,438)	(63,093,000)

Net increase (decrease) in shares outstanding	(997,720)	$(16,079,740)

*	Inception date.

Note 7. Subsequent Event

Pursuant to the approval of the shareholders of the Strategic Partners Managed OTC Fund and Strategic Partners Technology Fund, the Fund acquired on June 16, 2006 all of the assets and assumption of all liabilities in exchange for Class A, B, C, L, M and X shares of the Fund issued to each class of shareholders of the acquired funds.

Jennison U.S. Emerging Growth Fund, Inc.	25

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended April 30, 2006(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$18.52

Income (loss) from investment operations:
Net investment income (loss)	.01
Net realized and unrealized gain (loss) on investment transactions	3.65

Total from investment operations	3.66

Less Distributions:
Distributions from net realized gains	—

Net asset value, end of period	$22.18

Total Return(b):	19.76%
Ratios/Supplemental Data:
Net assets, end of period (000)	$360,302
Average net assets (000)	$333,206
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	1.15	%(d)
Expenses, excluding distribution and service (12b-1) fees	.90	%(d)
Net investment income (loss)	.10	%(d)
For Class A, B, C, R and Z shares:
Portfolio turnover rate	46	%(e)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(c)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

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Class A
Year Ended October 31,
2005(a)	2004(a)	2003(a)	2002(a)	2001(a)

$15.29	$14.10	$9.93	$13.15	$25.69

(.14)	(.14)	(.12)	(.12)	(.13)
3.37	1.33	4.29	(3.10)	(9.26)

3.23	1.19	4.17	(3.22)	(9.39)

—	—	—	—	(3.15)

$18.52	$15.29	$14.10	$9.93	$13.15

21.12%	8.44%	41.99%	(24.49)%	(40.13)%

$288,885	$253,031	$204,685	$141,331	$180,763
$269,109	$234,527	$165,609	$181,454	$227,650

1.21%	1.20%	1.33%	1.31%	1.21%
.96%	.95%	1.08%	1.06%	.96%
(.79)%	(.97)%	(1.08)%	(.99)%	(.75)%

136%	178%	231%	337%	305%

See Notes to Financial Statements.

Jennison U.S. Emerging Growth Fund, Inc.	27

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended April 30, 2006(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$17.17

Income (loss) from investment operations:
Net investment loss	(.06)
Net realized and unrealized gain (loss) on investment transactions	3.38

Total from investment operations	3.32

Less Distributions:
Distributions from net realized gains	—

Net asset value, end of period	$20.49

Total Return(b):	19.34%
Ratios/Supplemental Data:
Net assets, end of period (000)	$110,564
Average net assets (000)	$109,424
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.90	%(c)
Expenses, excluding distribution and service (12b-1) fees	.90	%(c)
Net investment loss	(.65	)%(c)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

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Class B
Year Ended October 31,
2005(a)	2004(a)	2003(a)	2002(a)	2001(a)

$14.28	$13.27	$9.42	$12.57	$24.88

(.24)	(.24)	(.20)	(.21)	(.24)
3.13	1.25	4.05	(2.94)	(8.92)

2.89	1.01	3.85	(3.15)	(9.16)

—	—	—	—	(3.15)

$17.17	$14.28	$13.27	$9.42	$12.57

20.24%	7.61%	40.87%	(25.06)%	(40.57)%

$103,285	$121,525	$159,782	$130,225	$214,092
$114,179	$140,185	$138,327	$189,651	$300,962

1.96%	1.95%	2.08%	2.06%	1.96%
.96%	.95%	1.08%	1.06%	.96%
(1.54)%	(1.72)%	(1.83)%	(1.74)%	(1.49)%

See Notes to Financial Statements.

Jennison U.S. Emerging Growth Fund, Inc.	29

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended April 30, 2006(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$17.17

Income (loss) from investment operations:
Net investment loss	(.06)
Net realized and unrealized gain (loss) on investment transactions	3.38

Total from investment operations	3.32

Less Distributions:
Distributions from net realized gains	—

Net asset value, end of period	$20.49

Total Return(b):	19.34%
Ratios/Supplemental Data:
Net assets, end of period (000)	$36,973
Average net assets (000)	$34,556
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.90	%(c)
Expenses, excluding distribution and service (12b-1) fees	.90	%(c)
Net investment loss	(.65	)%(c)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

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Class C
Year Ended October 31,
2005(a)	2004(a)	2003(a)	2002(a)	2001(a)

$14.28	$13.27	$9.42	$12.57	$24.88

(.24)	(.24)	(.20)	(.21)	(.25)
3.13	1.25	4.05	(2.94)	(8.91)

2.89	1.01	3.85	(3.15)	(9.16)

—	—	—	—	(3.15)

$17.17	$14.28	$13.27	$9.42	$12.57

20.24%	7.61%	40.87%	(25.06)%	(40.57)%

$31,114	$32,054	$35,212	$28,577	$46,243
$32,206	$34,207	$30,253	$41,014	$62,733

1.96%	1.95%	2.08%	2.06%	1.96%
.96%	.95%	1.08%	1.06%	.96%
(1.54)%	(1.72)%	(1.83)%	(1.74)%	(1.50)%

See Notes to Financial Statements.

Jennison U.S. Emerging Growth Fund, Inc.	31

Financial Highlights

(Unaudited) Cont’d

	Class R
	Six Months Ended April 30, 2006(a)	June 3, 2005(b) Through October 31, 2005(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$18.49	$17.03

Income (loss) from investment operations:
Net investment loss	(.02)	(.07)
Net realized and unrealized gain on investment transactions	3.65	1.53

Total from investment operations	3.63	1.46

Less Distributions:
Distributions from net realized gains	—	—

Net asset value, end of period	$22.12	$18.49

Total Return(c):	19.63%	8.57%
Ratios/Supplemental Data:
Net assets, end of period (000)	$3	$3
Average net assets (000)	$3	$3
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(d)(e)	1.40%	1.46%
Expenses, excluding distribution and service (12b-1) fees(e)	.90%	.96%
Net investment loss(e)	(.15)%	(.96)%

(a)	Calculated based upon average shares outstanding during the period.
(b)	Inception date of Class R shares.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(d)	During the period, the distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average daily net assets of the Class R shares.
(e)	Annualized.

See Notes to Financial Statements.

32	Visit our website at www.jennisondryden.com

This Page Intentionally Left Blank

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended April 30, 2006(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$18.95

Income (loss) from investment operations:
Net investment income (loss)	.04
Net realized and unrealized gain (loss) on investment transactions	3.74

Total from investment operations	3.78

Less Distributions:
Distributions from net realized gains	—

Net asset value, end of period	$22.73

Total Return(b):	19.95%
Ratios/Supplemental Data:
Net assets, end of period (000)	$176,785
Average net assets (000)	$159,452
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.90	%(c)
Expenses, excluding distribution and service (12b-1) fees	.90	%(c)
Net investment income (loss)	.35	%(c)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

34	Visit our website at www.jennisondryden.com

Class Z
Year Ended October 31,
2005(a)	2004(a)	2003(a)	2002(a)	2001(a)

$15.62	$14.37	$10.09	$13.34	$25.94

(.09)	(.11)	(.10)	(.09)	(.09)
3.42	1.36	4.38	(3.16)	(9.36)

3.33	1.25	4.28	(3.25)	(9.45)

—	—	—	—	(3.15)

$18.95	$15.62	$14.37	$10.09	$13.34

21.32%	8.70%	42.42%	(24.36)%	(39.95)%

$133,674	$125,732	$112,963	$66,193	$76,604
$126,649	$119,263	$81,458	$79,868	$80,674

.96%	.95%	1.08%	1.06%	.96%
.96%	.95%	1.08%	1.06%	.96%
(.54)%	(.72)%	(.82)%	(.74)%	(.54)%

See Notes to Financial Statements.

Jennison U.S. Emerging Growth Fund, Inc.	35

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadvisor the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Jack Benintende, Assistant Treasurer •
M. Sadiq Peshimam, Assistant Treasurer • Deborah A. Docs, Secretary • Jonathan Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Helene Gurian, Acting Anti-Money Laundering Compliance Officer •
Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISOR	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Jennison U.S. Emerging Growth Fund, Inc., PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Jennison U.S. Emerging Growth Fund, Inc.
Share Class	A	B	C	R	Z
NASDAQ	PEEAX	PEEBX	PEGCX	N/A	PEGZX
CUSIP	476296108	476296207	476296306	476296504	476296405

MF173E2    IFS-A120139    06/2006

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Jennison U.S. Emerging Growth Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date June 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date June 27, 2006

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date June 27, 2006

*	Print the name and title of each signing officer under his or her signature.